Commitments and Contingencies - Schedule of Unconditional Purchase Obligations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 28,412
2027	34,125
2028	38,750
2029	43,000
Thereafter	29,500
Total	$ 173,787